Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Maximum Percentage of employee earnings the employer contributes as a matching contribution in 401(k) plan	4.00%
Employer matching contributions, amount	$ 1.1	$ 0.7	$ 0.2